ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and benefits	$ 1,455,134	$ 1,016,704
Professional fee and other accrued expenses	1,463,282	830,734
Funds collected on behalf of employees for exercise of option		724,256
Custodian Bank service fee		219,405
Accrued expenses and other liabilities, net	$ 2,918,416	$ 2,791,099